Property and Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 30, 2024	Mar. 25, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 67,339	$ 64,703
Accumulated depreciation and impairment charges	(41,622)	(37,866)
Property and equipment, Net	25,717	26,837
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	36,285	35,973
Accumulated depreciation and impairment charges	(2,800)	(1,700)
Furniture Fixtures And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	14,853	13,866
Software and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 16,201	$ 14,864